KIRKPATRICK & LOCKHART LLP
1800 MASSACHUSETTS AVENUE, N.W.
WASHINGTON, D.C.  20036

                                                    Francine J. Rosenberger
                                                    202.778.9187
                                                    Fax:  202.778.9100
                                                    francine.rosenberger@kl.com

                                January 8, 2001

EDGAR FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


                  Re:   Potomac Funds
                        File Nos. 333-28697 and 811-08243
                        ---------------------------------

Dear Sir or Madam:

      Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the combined form of Statement of Additional Information ("SAI") for the Investor Class of the Potomac U.S. Plus Fund ("U.S. Plus Fund"), Potomac U.S./Short Fund, Potomac OTC Plus Fund ("OTC Plus Fund"), Potomac OTC/Short Fund, Potomac Dow 30SM Plus Fund ("Dow 30SM Fund"), Potomac Internet Plus Fund ("Internet Plus Fund"), Potomac Internet Short Fund, Potomac Small Cap Plus Fund ("Small Cap Plus Fund"), Potomac Small Cap/Short Fund and the Potomac U.S. Government Money Market Fund ("Money Market Fund") and for the Advisor Class and Broker Class of the U.S. Plus Fund, OTC Plus Fund, Dow 30SM Plus Fund, Internet Plus Fund, Small Cap Plus Fund and the Money Market Fund used with respect to the above Registrant does not differ from the SAI contained in Post-Effective Amendment No. 6 ("PEA No. 6") to its Registration Statement on Form N-1A and that PEA No. 6 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                    Very truly yours,

                                    /s/Francine J. Rosenberger

                                    Francine J. Rosenberger

Attachments

cc:  Daniel O'Neill
      Rafferty Asset Management, LLC